RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
Schedule of key management compensation:

	Year Ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	1,486	1,668	1,526
Post-employment benefits	64	91	61
Share-based payments	1,041	1,611	661
Other long-term benefits	44	54	33

Schedule of balances with related parties

	December 31,
	2022	2021
	U.S. dollars in thousand
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	191	399